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April 1, 2006
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Fund Profile

T. Rowe Price

Retirement Funds

Ten retirement funds that blend stocks and bonds to achieve different risk and reward goals.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

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Fund Profile

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement Income Fund

What is each fund`s objective?

The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.

2005 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2015 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2025 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

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2035 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2045 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of August 1, 2005. As discussed later in this section, each fund has a "neutral" allocation that will vary over time according to a predetermined "glide path." The target allocations may vary from the neutral allocations. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.

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Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	10.0%	Cash	8.5%	Summit Cash Reserves
		Short-Term Bonds	1.5	Short-Term Bond
Fixed Income	31.5	Domestic Bonds	24.5	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	58.5	Large-Cap	30.5	Equity Index 500
		Large-Cap Growth	4.5	Growth Stock
		Large-Cap Value	4.5	Value
		Mid-Cap	6.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	5.0	New Horizons Small-Cap Stock Small-Cap Value
		International	8.0	International Growth & Income International Stock
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Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	8%	Cash	7.0%	Summit Cash Reserves
		Short-Term Bonds	1.0	Short-Term Bond
Fixed Income	25	Domestic Bonds	18.0	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	67	Large-Cap	26.0	Equity Index 500
		Large-Cap Growth	9.0	Growth Stock
		Large-Cap Value	9.0	Value
		Mid-Cap	7.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	6.0	New Horizons Small-Cap Stock Small-Cap Value
		International	10.0	International Growth & Income International Stock
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Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	4%	Cash	3.5%	Summit Cash Reserves
		Short-Term Bonds	0.5	Short-Term Bond
Fixed Income	23	Domestic Bonds	16.0	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	73	Large-Cap	22.0	Equity Index 500
		Large-Cap Growth	13.0	Growth Stock
		Large-Cap Value	13.0	Value
		Mid-Cap	7.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	7.0	New Horizons Small-Cap Stock Small-Cap Value
		International	11.0	International Growth & Income International Stock
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Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	1.5%	Cash	1.5%	Summit Cash Reserves
Fixed Income	19.5	Domestic Bonds	12.5	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	79.0	Large-Cap	17.5	Equity Index 500
		Large-Cap Growth	17.5	Growth Stock
		Large-Cap Value	17.5	Value
		Mid-Cap	7.5	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	7.0	New Horizons Small-Cap Stock Small-Cap Value
		International	12.0	International Growth & Income International Stock
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Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	14.5%	Domestic Bonds	8.5%	New Income
		High-Yield Bonds	6.0	High Yield
Stocks	85.5	Large-Cap	15.0	Equity Index 500
		Large-Cap Growth	20.5	Growth Stock
		Large-Cap Value	21.0	Value
		Mid-Cap	8.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	8.0	New Horizons Small-Cap Stock Small-Cap Value
		International	13.0	International Growth & Income International Stock
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Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock
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Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock
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Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock
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Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock
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Table 10  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	30.0%	Cash	25.5%	Summit Cash Reserves
		Short-Term Bonds	4.5	Short-Term Bond
Fixed Income	26.5	Domestic Bonds	20.0	New Income
		High-Yield Bonds	6.5	High Yield
Stocks	43.5	Large-Cap	29.5	Equity Index 500
		Mid-Cap	4.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	4.0	New Horizons Small-Cap Stock Small-Cap Value
		International	6.0	International Growth & Income International Stock
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Fund Profile

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

As set forth in Tables 1—9, each fund has target allocations for the broad asset classes. These target allocations are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term fixed-income, 30% fixed-income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underly

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ing funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only after investments are made into the other funds representing the small- and mid-cap sectors.

Investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt

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or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

  General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

  Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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  Fund Profile

  Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Most investment-grade (AAA through BBB) securities should have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.

  Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-

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  Fund Profile

  deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

  The Retirement 2005, 2015, 2025, and 2035 Funds began operations on February 27, 2004, and thus the funds did not have a full calendar year of performance history as of December 31, 2004. Because the Retirement 2045 Fund commenced operations in 2005, there is no historical performance information shown here. Performance history will be presented as each fund completes a full calendar year of operations as of December 31.

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  Table 11  Average Annual Total Returns (Continued)
	Periods ended 3/31/06
	1 year	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	10.73%	7.83%	2/27/04
Returns after taxes on distributions	10.02	7.29
Returns after taxes on distributions and sale of fund shares	7.25	6.45
Dow Jones Target 2005 Indexa	4.97	4.11
Dow Jones Moderate Portfolio Index	12.98	6.68
Combined Index Portfoliob	10.03	7.24
2010 Fund
Returns before taxes	12.24	14.63	9/30/02
Returns after taxes on distributions	11.61	14.10
Returns after taxes on distributions and sale of fund shares	8.22	12.45
Dow Jones Target 2010 Indexa	5.25	8.93
Dow Jones Moderate Portfolio Index	12.98	16.25
Combined Index Portfolioc	11.25	13.63
2015 Fund
Returns before taxes	13.36	9.59	2/27/04
Returns after taxes on distributions	12.82	9.17
Returns after taxes on distributions and sale of fund shares	8.95	8.03
Dow Jones Target 2015 Indexa	6.40	5.91
Dow Jones Moderate Portfolio Index	12.98	6.68
Combined Index Portfoliod	12.10	8.60
2020 Fund
Returns before taxes	14.40	17.05	9/30/02
Returns after taxes on distributions	13.89	16.57
Returns after taxes on distributions and sale of fund shares	9.65	14.64
Dow Jones Target 2020 Indexa	9.03	14.03
Dow Jones Moderately Aggressive Portfolio Index	18.41	20.50
Combined Index Portfolioe	12.92	15.69
2025 Fund
Returns before taxes	15.39	11.02	2/27/04
Returns after taxes on distributions	14.96	10.68
Returns after taxes on distributions and sale of fund shares	10.34	9.33
Dow Jones Target 2025 Indexa	13.74	10.55
Dow Jones Moderately Aggressive Portfolio Index	18.41	13.19
Combined Index Portfoliof	13.86	9.82
2030 Fund
Returns before taxes	16.78	18.87	9/30/02
Returns after taxes on distributions	16.46	18.49
Returns after taxes on distributions and sale of fund shares	11.21	16.33
Dow Jones Target 2030 Indexa	17.55	20.33
Dow Jones Aggressive Portfolio Index	23.35	24.84
Combined Index Portfoliog	15.08	17.80
2035 Fund
Returns before taxes	16.75	11.69	2/27/04
Returns after taxes on distributions	16.48	11.45
Returns after taxes on distributions and sale of fund shares	11.22	9.96
Dow Jones Target 2035 Indexa	20.08	14.22
Dow Jones Aggressive Portfolio Index	23.35	16.16
Combined Index Portfolioh	15.14	10.58
2040 Fund
Returns before taxes	16.75	18.97	9/30/02
Returns after taxes on distributions	16.44	18.61
Returns after taxes on distributions and sale of fund shares	11.20	16.43
Dow Jones Target 2040 Indexa	20.96	22.62
Dow Jones Aggressive Portfolio Index	23.35	24.84
Combined Index Portfolioh	15.14	17.82
Income Fund
Returns before taxes	8.66	10.30	9/30/02
Returns after taxes on distributions	7.61	9.33
Returns after taxes on distributions and sale of fund shares	5.79	8.36
Dow Jones Moderately Conservative Portfolio Index	7.59	11.90
Combined Index Portfolioi	8.20	9.21
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  aThe new benchmark, like the fund, utilizes a continuous asset class glide path adjustment.

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  bCombined Index Portfolio is an unmanaged portfolio composed of 55% stocks (47% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 35% bonds (Lehman Brothers U.S. Aggregate Index), 10% cash
  (Citigroup 90-Day U.S. Treasury Bills Index).
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  cCombined Index Portfolio is an unmanaged portfolio composed of 63% stocks (54% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index), 28.5% bonds (Lehman Brothers U.S. Aggregate Index), 8.5% cash (Citigroup 90-Day U.S. Treasury Bills Index).
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  dCombined Index Portfolio is an unmanaged portfolio composed of 69% stocks (58% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Index), 27% bonds (Lehman Brothers U.S. Aggregate Index), 4% cash (Citigroup 90-Day U.S. Treasury Bills Index).
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  eCombined Index Portfolio is an unmanaged portfolio composed of 75% stocks (63% Dow Jones Wilshire 5000 Composite Index, 12% MSCI EAFE Index), 23.5% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 90-Day U.S. Treasury Bills Index).
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  fCombined Index Portfolio is an unmanaged portfolio composed of 81.5% stocks (68.5% Dow Jones Wilshire 5000 Composite Index, 13% MSCI EAFE Index), 18.5% bonds (Lehman Brothers U.S. Aggregate Index).
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  gCombined Index Portfolio is an unmanaged portfolio composed of 89.5% stocks (74.5% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index), 10.5% bonds (Lehman Brothers U.S. Aggregate Index).
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  hCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).
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  iCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (Citigroup 90-Day U.S. Treasury Bills Index).
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  Citigroup 90-Day U.S. Treasury Bills Index is an index designed to track short-term government securities.
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  Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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  Dow Jones Moderate Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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  Dow Jones Moderately Aggressive Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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  Dow Jones Aggressive Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.
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  Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.
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  Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.
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  Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.
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  MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  What fees and expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table shows the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying funds. The expenses shown for the 2045 Fund are estimated.

  Table 12  Fees and Expenses of the Funds*
Fund	Annual fund operating expenses
	Management fee	Other expenses a	Underlying fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	0.41%	0.64%	1.05%	0.41%	0.64%
2010	0	0.30	0.68	0.98	0.30	0.68
2015	0	0.34	0.72	1.06	0.34	0.72
2020	0	0.31	0.76	1.07	0.31	0.76
2025	0	0.37	0.78	1.15	0.37	0.78
2030	0	0.36	0.80	1.16	0.36	0.80
2035	0	0.52	0.80	1.32	0.52	0.80
2040	0	0.51	0.80	1.31	0.51	0.80
2045	0	0.47	0.81	1.28	0.47	0.81
Income	0	0.26	0.57	0.83	0.26	0.57

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aThe expenses of each Retirement Fund are expected to be paid for by the underlying funds in which they invest.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 12 to show how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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  Fund Profile

Fund	1 year	3 years	5 years	10 years
2005	$65	$205	$357	$798
2010	69	218	379	847
2015	74	230	401	894
2020	78	243	422	942
2025	80	249	433	966
2030	82	255	444	990
2035	82	255	444	990
2040	86	255	444	990
2045	83	259	450	1,002
Income	58	183	318	714

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Edmund M. Notzon III has been chairman of the funds` Investment Advisory Committee since 2002 and has been managing investments for T. Rowe Price since 1989. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

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  Fund Profile

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Income Fund distributes income monthly.

  The 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Funds distribute income annually.

  All funds

  The funds distribute net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C16-035

  T. Rowe Price Investment Services, Inc., Distributor.